Derivatives and Hedging Activities	12 Months Ended
Feb. 01, 2014
Derivatives and Hedging Activities

8. Derivatives and Hedging Activities

The Company accounts for derivatives and hedging activities in accordance with ASC Topic No. 815 “Derivatives and Hedging” (Topic No. 815). The Company is exposed to certain risks relating to its ongoing business operations, including market risks relating to fluctuations in interest rates. The Company’s senior secured credit facilities contain floating rate obligations and are subject to interest rate fluctuations. The Company uses interest rate cap agreements, which are designated as economic hedges, to manage interest rate risk associated with the Company’s variable-rate borrowings and to minimize the negative impact of interest rate fluctuations on its earnings and cash flows, thus reducing the Company’s exposure to variability in expected future cash flows attributable to the changes in LIBOR rates.

Topic No. 815 requires recognition of all derivative instruments as either assets or liabilities at fair value in the statement of financial position. The Company did not designate its interest rate cap agreements as cash flow hedges of certain future interest payments on variable-rate debt. Instead, the interest rate cap agreements are adjusted to market on a quarterly basis. As a result, gains or losses associated with the interest rate cap agreements are recorded in the line item “Interest Expense” in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss) and in the line item “Interest Rate Cap Contracts – Adjustment to Market” in the Company’s Consolidated Statements of Cash Flows.

As of February 1, 2014, the Company was party to two outstanding interest rate cap agreements to manage the interest rate risk associated with future interest payments on variable-rate debt. Each interest rate cap agreement has a notional principal amount of $450.0 million, a cap rate of 7.0% and terminates on May 31, 2015.

(in thousands)
Fair Values of Derivative Instruments
Asset Derivatives
	February 1, 2014		February 2, 2013
Derivatives Not Designated as Hedging Instruments Under Topic No. 815	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest Rate Cap Agreements	Other Assets	$1	Other Assets	$69

(in thousands)
Liability Derivatives
	February 1, 2014		February 2, 2013
Derivatives Not Designated as Hedging Instruments Under Topic No. 815	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest Rate Cap Agreements	Other Liabilities	$—	Other Liabilities	$—

	(in thousands)
	(Gain) or Loss on Derivative Instruments
	Location of (Gain) or Loss Recognized in Income on Derivatives	Amount of (Gain) or Loss Recognized in Income on Derivatives
		Year Ended
Derivatives Not Designated as Hedging Instruments Under Topic No. 815		February 1, 2014	February 2, 2013	January 28, 2012
Interest Rate Cap Agreements	Interest Expense	$68	$45	$3,165